Consolidated Statements of Profit or Loss and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 JPY (¥) ¥ / shares shares	Jun. 30, 2025 JPY (¥) ¥ / shares shares		Jun. 30, 2024 JPY (¥) ¥ / shares shares
Revenue
– External		$ 18,463	¥ 3,002,216	¥ 3,403,032		¥ 3,461,235
– Related party		1,014	164,885	135,890
Total revenues		19,477	3,167,101	3,538,922		3,461,235
Cost of revenue
– External		(17,233)	(2,802,185)	(2,807,471)		(2,680,673)
– Related party		(358)	(58,288)	(30,977)
Total cost of revenue		(17,591)	(2,860,473)	(2,838,448)		(2,680,673)
Gross profit		1,886	306,628	700,474		780,562
Operating expenses
– External		(1,455)	(236,670)	(264,939)		(228,100)
– Related party		(10)	(1,560)	(7,331)
General and administrative expenses		(4,599)	(747,948)	(502,255)		(404,228)
Total operating expenses		(6,064)	(986,178)	(774,525)		(632,328)
Other income (expenses)
Other income		2,659	432,343	182,391		16,448
Other expenses		(103)	(16,713)	(51,293)		(4,412)
Total other income (expenses), net		2,556	415,630	131,098		12,036
Operating profit		(1,622)	(263,920)	57,047		160,270
Share of (loss) profit of investments in an associate		123	20,071	13,963		(1,061)
Gain on disposal of investments in an associate		2,371	385,517
Gain on disposal of a subsidiary						94,000
Fair value change on financial assets at fair value through profit or loss		(241)	(39,180)
Finance income		2	265	180
Finance costs		(114)	(18,459)	(21,965)		(21,607)
Profit before income tax expenses		519	84,294	49,225		231,602
Income tax expenses		(409)	(66,460)	(34,114)		(94,192)
Net profit for the year and total comprehensive income		$ 110	¥ 17,834	¥ 15,111		¥ 137,410
Weighted average shares outstanding - basic	[1],[2]	4,983,317	4,983,317	4,875,000		4,875,000	[3]
Earnings per share - basic | (per share)	[1]	$ 0.02	¥ 3.58	¥ 3.10	[2]	¥ 28.19	[2],[3]
Weighted average shares outstanding - diluted	[1],[2]	5,183,317	5,183,317	5,075,000		5,075,000	[3]
Earnings per share - diluted | (per share)	[1]	$ 0.02	¥ 3.44	¥ 2.98	[2]	¥ 27.08	[2],[3]

[1]	Giving retroactive effect to a share consolidation ratio of 10-for-1 on August 10, 2026 (Note 30)
[2]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)
[3]	Retrospectively restated for effect of share recapitalization (Note 1)